Finance cost	12 Months Ended
Dec. 31, 2025
Finance cost
Finance cost

C8. Finance cost

		2025	2024	2023
	Note	$m	$m	$m
Hedged interest payable on medium-term notes issued[1]		127	77	76
Interest payable on bank loans and overdrafts[1]		27	64	50
Interest payable on RCF[1]		2	1	4
Interest payable on foreign exchange swaps[2]		50	56	54
Interest payable on leases	B4	31	31	30
Amortisation of discount on provisions	A6	13	14	18
Foreign exchange loss on translation of foreign assets/liabilities		—	7	—
Total finance cost		250	250	232
1.	Interest expense on financial liabilities held at amortised cost.
2.

Interest payable on foreign exchange swaps including coupon interest payable for the year was $56m (2024: $69m). $6m has been reported in other comprehensive income due to hedge accounting (2024: $13m).